Revenues (Tables)	12 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following represents the Company's disaggregated revenues for the fiscal years ended 31 March 2021, 2020 and 2019:

	Year Ended 31 March 2021
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Consolidated
Fiber cement revenues	$2,040.2	$458.2	$55.3	$2,553.7
Fiber gypsum revenues	—	—	355.0	355.0
Total revenues	$2,040.2	$458.2	$410.3	$2,908.7

	Year Ended 31 March 2020
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Other Businesses	Consolidated
Fiber cement revenues	$1,816.4	$418.4	$48.0	$—	$2,282.8
Fiber gypsum revenues	—	—	323.4	—	323.4
Other revenues	—	—	—	0.6	0.6
Total revenues	$1,816.4	$418.4	$371.4	$0.6	$2,606.8

	Year Ended 31 March 2019
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Other Businesses	Consolidated
Fiber cement revenues	$1,676.9	$446.8	$35.8	$—	$2,159.5
Fiber gypsum revenues	—	—	332.5	—	332.5
Other revenues	—	—	—	14.6	14.6
Total revenues	$1,676.9	$446.8	$368.3	$14.6	$2,506.6